CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 4,335,640	$ 4,353,699	$ 3,305,179
Accounts receivable, net	2,973,249	1,685,623	1,259,887
Inventory	1,842,068	2,284,922	2,752,636
Deferred taxes	689,000	689,000	689,000
Prepaid expenses and other current assets	141,981	47,202	127,448
Total current assets	9,981,937	9,060,446	8,134,150
PROPERTY AND EQUIPMENT, net	4,530	3,107	5,988
Intangibles assets, net	957,967	$ 1,037,369	1,037,117
Long-term investments			50,000
Deposits	3,048	$ 3,048	3,048
TOTAL ASSETS	10,947,483	10,103,970	9,230,303
CURRENT LIABILITIES:
Accounts payable	1,582,614	813,600	1,204,894
Accrued expenses and other liabilities	309,550	152,736	280,402
Income tax payable	(6,000)	40,000	48,000
Line of credit	437,089	437,089	437,089
Current Portion of Term Loan Agreement	516,227	$ 507,031	489,129
Redemption of preferred stock payable			15,459
Total current liabilities	2,839,480	$ 1,950,456	2,474,974
LONG-TERM DEBT	1,179,292	1,439,799	1,946,733
TOTAL LIABILITIES	4,018,772	3,390,255	4,421,707
STOCKHOLDERS' EQUITY:
Common stock, $.01 par value, 150,000,000 shares authorized; 8,110,853 and 74,753,482 issued and outstanding as of December 31, 2014 and December 31, 2013, respectively	80,435	81,985	81,109
Subscribed common stock	58	38	66
Additional paid-in capital	26,295,640	26,280,388	26,049,722
Accumulated deficit	(19,447,423)	(19,648,697)	(21,322,299)
Total stockholders' equity	6,928,711	6,713,714	4,808,598
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,947,483	$ 10,103,970	$ 9,230,303